Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventories
Inventories consist of the following:

	As of March 31,	As of December 31,
(Amounts in thousands)	2025	2024
Raw materials	$7,576	$7,410
Work in progress	761	1,064
Finished goods	46	87

Total inventories	$8,383	$8,561

Inventories consists of the following as of December 31, 2024 and 2023 (in thousands):

	2024	2023
Finished goods	$87	$16
Work in progress	1,064	1,542
Raw materials	7,410	4,964

Total inventories	$8,561	$6,522